Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 01, 2019
Registrant Name	NEEDHAM FUNDS INC
Central Index Key	0001002537
Amendment Flag	false
Document Creation Date	Apr. 01, 2019
Document Effective Date	Apr. 01, 2019
Prospectus Date	May 01, 2018
Needham Small Cap Growth Fund | Retail Class
Prospectus:
Trading Symbol	NESGX
Needham Small Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	NESIX